SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED COSTS (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Trade accounts payable and accrued liabilities	$ 255,965	$ 428,677
GST payable	74,852	60,541
Accounts payable and accrued liabilities	$ 330,817	$ 489,218